Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (98.5%)
Albania (0.8%)
Sovereign (0.8%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	539	$552
4.75%, 2/14/35		492	514
5.90%, 6/9/28		119	135
			1,201
Angola (1.0%)
Corporate Bond (0.6%)
Azule Energy Finance PLC,
8.13%, 1/23/30 (a)		$895	898
			898
Sovereign (0.4%)
Angolan Government International Bond,
8.75%, 4/14/32		400	345
9.13%, 11/26/49		400	309
			654
			1,552
Argentina (3.2%)
Corporate Bonds (1.0%)
Generacion Mediterranea SA/Central Termica Roca SA,
11.00%, 11/1/31 (a)		426	387
IRSA Inversiones y Representaciones SA,
8.00%, 3/31/35 (a)		550	531
YPF SA,
8.25%, 1/17/34 (a)		656	650
			1,568
Senior Loan Interests (0.3%)
Provincia De Neuquen,
Tranche A Term Loan,
1 Month SOFR + 7.30%, 11.74%, 11/1/27 (b)		164	166
Tranche B Term Loan,
1 Month SOFR + 7.30%, 11.74%, 11/1/27 (b)		209	211
			377
Sovereign (1.9%)
Argentina Bonar Bond,
0.75%, 7/9/30 (c)		502	319
Argentine Republic Government International Bond,
0.75%, 7/9/30 (c)		871	638
1.00%, 7/9/29		180	140
3.50%, 7/9/41 (c)		530	307
4.13%, 7/9/35 (c)		1,900	1,192
5.00%, 1/9/38 (c)		500	330
			2,926
			4,871
Armenia (0.3%)
Sovereign (0.3%)
Republic of Armenia International Bond,
6.75%, 3/12/35		503	486
			486
Azerbaijan (0.3%)
Sovereign (0.3%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		540	474
			474
Bahamas (1.4%)
Senior Loan Interests (1.1%)
Commonwealth of Bahamas,
2024 EUR Term Loan,
3 Month EURIBOR + 6.85%, 9.45%, 11/24/28 (b)	EUR	1,500	1,657
			1,657
Sovereign (0.3%)
Bahamas Government International Bond,
6.95%, 11/20/29		$204	197
8.95%, 10/15/32		200	207
			404
			2,061

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Barbados (0.6%)
Sovereign (0.6%)
Barbados Government International Bond,
6.50%, 10/1/29		$887	$857
			857
Benin (1.8%)
Sovereign (1.8%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	150	144
4.95%, 1/22/35		1,019	909
6.88%, 1/19/52		1,200	1,045
7.96%, 2/13/38		$200	187
8.38%, 1/23/41		415	395
			2,680
Brazil (3.6%)
Corporate Bonds (3.6%)
FORESEA Holding SA,
7.50%, 6/15/30		850	822
Gol Finance SA,,
1 Month Term SOFR + 10.50%, 14.82%, 4/29/25 (a)(b)		267	275
MV24 Capital BV,
6.75%, 6/1/34		451	437
NewCo Holding USD 20 SARL,
9.38%, 11/7/29		229	233
9.38%, 11/7/29 (a)		615	625
OHI Group SA,
13.00%, 7/22/29 (a)		1,320	1,362
Oi SA,
10.00% Cash, 13.50% PIK, 23.50%, 6/30/27 (a)(d)		450	376
Samarco Mineracao SA,
0.00% Cash, 9.00% PIK, 9.00%, 6/30/31 (d)(e)(f)		1,479	1,433
			5,563
Bulgaria (0.2%)
Sovereign (0.2%)
Bulgaria Government International Bond,
5.00%, 3/5/37		280	271
			271
Cameroon (2.9%)
Corporate Bond (0.4%)
Golar LNG Ltd.,
7.75%, 9/19/29		600	604
			604
Sovereign (2.5%)
Republic of Cameroon International Bond,
5.95%, 7/7/32	EUR	1,000	853
9.50%, 7/31/31		$3,201	3,011
			3,864
			4,468
Chile (1.7%)
Sovereign (1.7%)
Chile Government International Bond,
2.55%, 7/27/33		1,600	1,328
3.50%, 1/25/50		1,800	1,276
			2,604
China (1.3%)
Corporate Bonds (1.3%)
Alibaba Group Holding Ltd.,
0.50%, 6/1/31 (a)		183	262
China Oil & Gas Group Ltd.,
4.70%, 6/30/26		1,101	1,073
H World Group Ltd.,
3.00%, 5/1/26		140	157
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (e)(f)		654	43
PDD Holdings, Inc.,
0.00%, 12/1/25		143	141
Shimao Group Holdings Ltd.,
5.60%, 7/15/26 (e)(f)		1,783	98
Sunac China Holdings Ltd.,
0.00% Cash, 1.00% PIK, 1.00%, 9/30/32 (d)(e)(f)		124	13

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
5.00% Cash, 6.00% PIK, 11.00%, 9/30/26 (d)		$105	$12
5.25% Cash, 6.25% PIK, 11.50%, 9/30/27 (d)		106	12
5.50% Cash, 6.50% PIK, 12.00%, 9/30/27 (d)		212	26
5.75% Cash, 6.75% PIK, 12.50%, 9/30/28 (d)		318	37
6.00% Cash, 7.00% PIK, 13.00%, 9/30/29 (d)		319	38
6.25% Cash, 7.25% PIK, 13.50%, 9/30/30 (d)		150	18
Times China Holdings Ltd.,
5.55%, 6/4/24 (e)(f)		2,015	77
6.75%, 7/16/23 (e)(f)		410	16
			2,023
Colombia (3.1%)
Corporate Bonds (2.6%)
ABRA Global Finance,
6.00% Cash, 8.00% PIK, 14.00%, 10/22/29 (a)(d)		831	792
Avianca Midco 2 PLC,
9.00%, 12/1/28 (a)		936	890
9.63%, 2/14/30 (a)		304	280
Banco Davivienda SA,
6.65%, 4/22/31 (g)		208	182
Banco de Occidente SA,
10.88%, 8/13/34		860	967
Bancolombia SA,
8.63%, 12/24/34		427	452
Canacol Energy Ltd.,
5.75%, 11/24/28		748	393
			3,956
Sovereign (0.5%)
Colombia Government International Bond,
8.00%, 11/14/35		700	705
			705
			4,661
Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond,
6.55%, 4/3/34		1,400	1,438
			1,438
Dominican Republic (2.3%)
Sovereign (2.3%)
Dominican Republic International Bond,
4.50%, 1/30/30		500	469
4.88%, 9/23/32		800	728
5.30%, 1/21/41		300	253
6.00%, 7/19/28		600	605
6.85%, 1/27/45 (a)		500	493
6.85%, 1/27/45		500	493
7.45%, 4/30/44		200	210
7.45%, 4/30/44 (a)		200	210
			3,461
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
0.00%, 7/31/30		750	362
5.50%, 7/31/35 (c)		100	49
6.90%, 7/31/30 (c)		1,200	715
			1,126
Egypt (3.6%)
Sovereign (3.6%)
Egypt Government International Bond,
5.63%, 4/16/30	EUR	400	367
6.38%, 4/11/31		900	828
7.05%, 1/15/32		$466	394
7.63%, 5/29/32		200	173
7.90%, 2/21/48		511	366
8.50%, 1/31/47		687	522
8.63%, 2/4/30		308	299
8.70%, 3/1/49		1,002	769
8.75%, 9/30/51		200	154
8.88%, 5/29/50		1,710	1,330
9.45%, 2/4/33		241	228
			5,430

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
7.65%, 6/15/35		$216	$200
8.25%, 4/10/32		450	443
9.25%, 4/17/30		212	221
9.65%, 11/21/54 (a)		229	230
			1,094
Ethiopia (2.1%)
Sovereign (2.1%)
Ethiopia International Bond,
6.63%, 12/11/24 (e)(f)		3,800	3,268
			3,268
Gabon (0.2%)
Sovereign (0.2%)
Gabon Government International Bond,
6.63%, 2/6/31		300	235
			235
Georgia (1.4%)
Corporate Bonds (1.4%)
Bank of Georgia JSC,
9.50%, 7/16/29 (g)		1,030	1,019
TBC Bank JSC,
10.25%, 7/30/29 (g)		1,080	1,088
			2,107
Ghana (1.6%)
Corporate Bonds (0.7%)
Kosmos Energy Ltd.,
8.75%, 10/1/31		700	651
Tullow Oil PLC,
10.25%, 5/15/26		409	376
			1,027
Sovereign (0.9%)
Ghana Government International Bond,
1.50%, 1/3/37		205	86
5.00%, 7/3/29 - 7/3/35 (c)		1,915	1,393
			1,479
			2,506
Greece (0.5%)
Corporate Bond (0.5%)
Alpha Services & Holdings SA,
7.50%, 6/10/30 (g)	EUR	715	812
			812
Guatemala (1.1%)
Sovereign (1.1%)
Guatemala Government Bond,
3.70%, 10/7/33		$200	167
4.65%, 10/7/41 (a)		400	313
5.38%, 4/24/32		700	675
6.55%, 2/6/37		500	498
			1,653
Guyana (0.1%)
Corporate Bond (0.1%)
Secure International Finance Co., Inc.,
10.00%, 6/3/29 (a)		210	211
			211
Honduras (0.8%)
Sovereign (0.8%)
Honduras Government International Bond,
8.63%, 11/27/34 (a)		300	298
8.63%, 11/27/34		1,002	995
			1,293
Hong Kong (0.8%)
Corporate Bonds (0.8%)
CAS Capital No. 1 Ltd.,
4.00%, 7/12/26 (g)		400	387
NWD Finance BVI Ltd.,
4.13%, 3/10/28 (g)		457	195
Yuexiu Co. Ltd. REIT MTN,
2.65%, 2/2/26		700	681
			1,263
Hungary (2.2%)
Corporate Bonds (0.6%)
MBH Bank Nyrt,
5.25%, 1/29/30	EUR	383	417
OTP Bank Nyrt,
8.75%, 5/15/33		$376	399
			816

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (1.6%)
Hungary Government International Bond,
5.50%, 3/26/36		$1,200	$1,149
6.25%, 9/22/32 (a)		300	310
6.25%, 9/22/32		1,000	1,032
			2,491
			3,307
India (1.0%)
Corporate Bonds (1.0%)
Piramal Finance Ltd.,
7.80%, 1/29/28		550	547
Vedanta Resources Finance II PLC,
9.48%, 7/24/30 (a)		200	198
9.85%, 4/24/33 (a)		200	200
10.25%, 6/3/28 (a)		210	217
11.25%, 12/3/31 (a)		410	433
			1,595
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28		154	151
			151
Ivory Coast (1.7%)
Sovereign (1.7%)
Ivory Coast Government International Bond,
6.63%, 3/22/48	EUR	1,200	1,015
8.08%, 4/1/36 (h)		$1,625	1,557
			2,572
Jamaica (1.2%)
Corporate Bond (0.6%)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.,
9.00% Cash, 1.50% PIK, 10.50%, 5/25/27 (d)		900	901
			901
Senior Loan Interests (0.6%)
Digicel International Finance Ltd.,
2024 Term Loan,
3 Month SOFR + 7.50%, 11.79%, 5/25/27 (b)		932	919
			919
			1,820
Kazakhstan (1.2%)
Corporate Bonds (1.2%)
ForteBank JSC,
7.75%, 2/4/30 (a)		1,030	1,021
Kaspi.KZ JSC,
6.25%, 3/26/30		790	783
			1,804
Kenya (0.8%)
Sovereign (0.8%)
Republic of Kenya Government International Bond,
8.25%, 2/28/48		347	275
9.50%, 3/5/36		800	735
9.75%, 2/16/31		200	196
			1,206
Kuwait (0.3%)
Sovereign (0.3%)
Kuwait International Government Bond,
3.50%, 3/20/27		450	442
			442
Lebanon (1.5%)
Sovereign (1.5%)
Lebanon Government International Bond,
5.80%, 4/14/49 (e)(f)		161	26
6.00%, 1/27/23 (e)(f)		723	116
6.10%, 10/4/22 (e)(f)		1,903	306
6.15%, 6/19/49 (e)(f)		1,631	257
6.20%, 2/26/25 (e)(f)		40	7
6.25%, 5/27/22 - 6/12/25 (e)(f)		375	60
6.38%, 3/9/20 (e)(f)		793	126
6.40%, 5/26/23 (e)(f)		2,675	503
6.65%, 4/22/24 - 2/26/30 (e)(f)		410	67
6.75%, 11/29/27 (e)(f)		46	7

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont'd)
6.85%, 3/23/27 - 5/25/29 (e)(f)		$2,584	$416
7.00%, 3/20/28 - 3/23/32 (e)(f)		898	144
7.25%, 3/23/37 (e)(f)		151	24
8.25%, 4/12/21 (e)(f)		1,761	285
			2,344
Malaysia (1.6%)
Corporate Bonds (1.6%)
Petronas Capital Ltd.,
2.48%, 1/28/32		2,100	1,796
4.55%, 4/21/50		720	613
			2,409
Mexico (4.9%)
Corporate Bonds (3.8%)
Banco Mercantil del Norte SA,
8.38%, 5/20/31 (a)(g)		777	771
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5.13%, 1/18/33		350	333
8.45%, 6/29/38		398	416
Cemex SAB de CV,
9.13%, 3/14/28 (g)		1,230	1,250
El Puerto de Liverpool SAB de CV,
6.66%, 1/22/37 (a)		820	833
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323,
11.00% Cash, 2.00% PIK, 13.00%, 9/12/30 (d)		604	626
Grupo Aeromexico SAB de CV,
8.63%, 11/15/31 (a)		695	671
Total Play Telecomunicaciones SA de CV,
10.50%, 12/31/28 (a)		950	882
			5,782
Sovereign (1.1%)
Petroleos Mexicanos,
6.75%, 9/21/47		685	469
6.84%, 1/23/30		1,400	1,284
			1,753
			7,535
Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond,
7.88%, 6/5/29 (e)(f)		280	288
			288
Montenegro (2.1%)
Sovereign (2.1%)
Montenegro Government International Bond,
2.88%, 12/16/27	EUR	276	288
4.88%, 4/1/32 (h)		1,855	1,967
7.25%, 3/12/31		$900	924
			3,179
Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32		700	581
4.00%, 12/15/50 (a)		400	273
			854
Nicaragua (0.3%)
Corporate Bond (0.3%)
Polaris Renewable Energy, Inc.,
9.50%, 12/3/29		375	388
			388
Nigeria (1.5%)
Corporate Bond (0.4%)
Access Bank PLC,
6.13%, 9/21/26		625	614
			614
Sovereign (1.1%)
Nigeria Government International Bond,
7.70%, 2/23/38		600	486
10.38%, 12/9/34		1,200	1,207
			1,693
			2,307
Oman (2.3%)
Sovereign (2.3%)
Oman Government International Bond,
5.38%, 3/8/27		300	302

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont'd)
6.00%, 8/1/29		$500	$514
6.25%, 1/25/31		1,000	1,040
6.75%, 1/17/48		500	518
7.38%, 10/28/32		1,000	1,111
			3,485
Pakistan (0.7%)
Sovereign (0.7%)
Pakistan Government International Bond,
6.88%, 12/5/27		407	372
7.38%, 4/8/31		728	621
			993
Panama (0.1%)
Corporate Bond (0.1%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30		144	129
			129
Paraguay (0.9%)
Corporate Bond (0.1%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		291	221
			221
Senior Loan Interests (0.8%)
Term Loan B,
3 Month SOFR + 5.50%, 9.79%, 12/8/26 (b)		1,180	1,190
			1,190
			1,411
Peru (2.1%)
Corporate Bonds (1.3%)
Auna SA,
10.00%, 12/15/29 (a)		731	792
Camposol SA,
6.00%, 2/3/27		318	314
Peru LNG Srl,
5.38%, 3/22/30		319	296
Petroleos del Peru SA,
5.63%, 6/19/47		800	505
			1,907
Sovereign (0.8%)
Peruvian Government International Bond,
3.00%, 1/15/34		900	749
5.88%, 8/8/54		500	485
			1,234
			3,141
Philippines (2.3%)
Sovereign (2.3%)
Philippine Government International Bond,
4.75%, 3/5/35		1,500	1,458
5.00%, 7/17/33		1,400	1,391
5.50%, 1/17/48		700	688
			3,537
Serbia (0.6%)
Sovereign (0.6%)
Serbia International Bond,
2.05%, 9/23/36	EUR	432	342
2.13%, 12/1/30		$600	495
			837
Sri Lanka (3.5%)
Sovereign (3.5%)
Sri Lanka Government International Bond,
3.10%, 1/15/30 (a)(c)(e)(f)		795	706
3.35%, 3/15/33 (a)(c)(e)(f)		1,559	1,231
3.60%, 6/15/35 - 2/15/38 (a)(c)(e)(f)		2,514	1,875
3.60%, 5/15/36 (a)(c)		730	573
4.00%, 4/15/28 (a)(e)(f)		991	934
			5,319
Suriname (3.3%)
Sovereign (3.3%)
Suriname Government International Bond,
4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (d)(e)(f)		302	288
4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (a)(d)(e)(f)		2,714	2,592

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont'd)
9.00%, 12/31/50 (b)(e)(f)		$82	$87
9.00%, 12/31/50 (a)(b)(e)(f)		1,945	2,064
			5,031
Tanzania, United Republic Of (4.3%)
Corporate Bond (0.1%)
HTA Group Ltd.,
2.88%, 3/18/27		200	187
			187
Senior Loan Interests (4.2%)
2024 Term Loan Tranche A,
3 Month SOFR + 4.31%, 8.62%, 9/13/28 (b)		120	120
2024 Tranche C Term Loan,
3 Month SOFR + 4.31%, 8.62%, 9/13/28 (b)		760	760
Tanzania,
2024 Term Loan A2,
6 Month SOFR + 5.45%, 9.68%, 2/27/31 (b)		5,600	5,537
			6,417
			6,604
Togo (0.5%)
Corporate Bonds (0.5%)
Ecobank Transnational, Inc.,
10.13%, 10/15/29		259	272
10.13%, 10/15/29 (a)		528	553
			825
Trinidad And Tobago (0.4%)
Sovereign (0.4%)
Trinidad & Tobago Government International Bond,
4.50%, 6/26/30		500	462
5.95%, 1/14/31		200	196
			658
Tunisia (0.7%)
Sovereign (0.7%)
Tunisian Republic,
6.38%, 7/15/26	EUR	1,038	1,082
			1,082
Turkey (3.8%)
Corporate Bonds (1.7%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36		483	471
Limak Yenilenebilir Enerji AS,
9.63%, 8/12/30 (a)		519	511
WE Soda Investments Holding PLC,
9.50%, 10/6/28		680	701
Zorlu Enerji Elektrik Uretim AS,
11.00%, 4/23/30		1,010	981
			2,664
Sovereign (2.1%)
Republic of Turkiye,
6.50%, 1/3/35		840	783
Turkiye Government International Bond,
4.88%, 4/16/43		400	279
5.25%, 3/13/30		550	512
5.75%, 5/11/47		420	315
6.13%, 10/24/28		700	694
7.63%, 5/15/34		600	605
			3,188
			5,852
Ukraine (2.2%)
Corporate Bond (0.2%)
Kernel Holding SA,
6.75%, 10/27/27		413	382
			382
Sovereign (2.0%)
Ukraine Government International Bond,
1.75%, 2/1/29 - 2/1/36 (c)(e)(f)		971	562
1.75%, 2/1/34 - 2/1/35 (c)		1,610	857
3.00%, 2/1/30 - 2/1/36 (c)(e)(f)		1,444	824
3.00%, 2/1/34 - 2/1/35 (c)		1,550	796
			3,039
			3,421
United Arab Emirates (3.4%)
Corporate Bond (0.5%)
Ittihad International Ltd.,
9.75%, 11/9/28		790	823
			823

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Sovereign (2.9%)
Abu Dhabi Government International Bond,
3.13%, 4/16/30	$1,270	$1,204
3.88%, 4/16/50	2,040	1,594
5.00%, 4/30/34	1,550	1,591
		4,389
		5,212
Uruguay (1.8%)
Sovereign (1.8%)
Uruguay Government International Bond,
5.10%, 6/18/50	500	464
5.44%, 2/14/37	1,600	1,619
5.75%, 10/28/34	600	625
		2,708
Uzbekistan (2.2%)
Corporate Bonds (1.3%)
Jscb Agrobank,
9.25%, 10/2/29	1,250	1,302
Uzbek Industrial & Construction Bank ATB,
8.95%, 7/24/29	550	573
		1,875
Senior Loan Interests (0.3%)
Navoi Mining & Metallurgical Co.,
2024 Term Loan,
3 Month SOFR + 4.76%, 9.05%, 4/23/27 (b)	484	484
		484
Sovereign (0.6%)
National Bank of Uzbekistan,
8.50%, 7/5/29	920	952
		952
		3,311
Venezuela (3.0%)
Sovereign (3.0%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (e)(f)	2,523	349
5.50%, 4/12/37 (e)(f)	961	135
6.00%, 10/28/22 - 11/15/26 (e)(f)	8,686	1,205
8.50%, 10/27/20 (e)(f)	688	681
9.00%, 11/17/21 (e)(f)	1,090	166
9.75%, 5/17/35 (e)(f)	1,307	203
12.75%, 2/17/22 (e)(f)	691	110
Venezuela Government International Bond,
6.00%, 12/9/20 (e)(f)	773	120
7.00%, 12/1/18 - 3/31/38 (e)(f)	497	86
7.65%, 4/21/25 (e)(f)	1,181	212
7.75%, 10/13/19 (e)(f)	1,001	167
8.25%, 10/13/24 (e)(f)	960	173
9.00%, 5/7/23 (e)(f)	493	89
9.25%, 9/15/27 - 5/7/28 (e)(f)	2,751	564
9.38%, 1/13/34 (e)(f)	132	30
11.75%, 10/21/26 (e)(f)	443	94
11.95%, 8/5/31 (e)(f)	397	81
12.75%, 8/23/22 (e)(f)	936	189
		4,654
Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond,
0.50%, 12/31/53 (e)(f)	150	92
5.75%, 6/30/33 (c)(e)(f)	229	200
		292
Total Fixed Income Securities (COST $158,566)		150,372

	No. of Warrants
Warrants (2.1%)
Ukraine (2.1%)
Ukraine Government International Bond expires 8/1/41 (b)(e)(f)(i)	4,398,000	3,192
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (g)(i)	5,450	33
Total Warrants (Cost $3,322)		3,225

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Shares	Value (000)
Short-Term Investments (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (j) (Cost $894)	894,612	$894

	Face Amount (000)
United States (0.2%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
4.31%, 5/6/25 (k) (Cost $324)	$325	324
Total Short-Term Investments (Cost $1,218)		1,218
Total Investments (101.4%) (Cost $163,106)(l)(m)(n)		154,815
Liabilities in Excess of Other Assets (1.4%)		(2,083)
Net Assets (100.0%)		$152,732

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(e)	Issuer in bankruptcy.
(f)	Non-income producing security; bond in default.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2025.
(h)	When-issued security.
(i)	Non-income producing security.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.
(k)	Rate shown is the yield to maturity at March 31, 2025.
(l)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.
(n)	At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,418,000 and the aggregate gross unrealized depreciation is approximately $13,867,000, resulting in net unrealized depreciation of approximately $8,449,000.
EUR	EURO
EURIBOR	Euro Interbank Offered Rate.
MTN	Medium Term Note.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	EUR	1,008		$1,097	4/4/25	$6
Goldman Sachs International	EUR	32		$35	4/4/25	— @
Goldman Sachs International	EUR	299		$325	4/4/25	2
Goldman Sachs International	EUR	1,800		$1,958	4/4/25	11
Goldman Sachs International	EUR	1,828		$1,974	4/4/25	(3)
Goldman Sachs International		$57	EUR	53	4/4/25	(— @)
Goldman Sachs International		$18	EUR	17	4/4/25	(— @)
Goldman Sachs International		$3,370	EUR	3,099	4/4/25	(19)
Goldman Sachs International		$1,974	EUR	1,828	4/1/25	3
State Street Bank and Trust Co.	EUR	2,197		$2,352	4/4/25	(24)
State Street Bank and Trust Co.	EUR	3,099		$3,317	4/4/25	(34)
State Street Bank and Trust Co.	EUR	636		$680	4/4/25	(7)
State Street Bank and Trust Co.	EUR	1,217		$1,303	4/4/25	(13)
State Street Bank and Trust Co.	EUR	17		$18	4/4/25	(— @)
State Street Bank and Trust Co.	EUR	53		$56	4/4/25	(1)
State Street Bank and Trust Co.	EUR	1,500		$1,606	4/4/25	(16)
State Street Bank and Trust Co.	EUR	163		$174	4/4/25	(2)
State Street Bank and Trust Co.	EUR	152		$162	4/4/25	(2)
State Street Bank and Trust Co.	EUR	1,900		$2,034	4/4/25	(21)
State Street Bank and Trust Co.	EUR	951		$1,018	4/4/25	(10)
State Street Bank and Trust Co.	EUR	1,033		$1,105	4/4/25	(11)
State Street Bank and Trust Co.	EUR	727		$778	4/4/25	(8)
State Street Bank and Trust Co.	EUR	344		$368	4/4/25	(4)
State Street Bank and Trust Co.		$34	EUR	32	4/4/25	— @
State Street Bank and Trust Co.		$320	EUR	299	4/4/25	3
State Street Bank and Trust Co.		$1,079	EUR	1,008	4/4/25	11
State Street Bank and Trust Co.		$978	EUR	900	4/4/25	(5)
UBS AG		$155	EUR	141	4/4/25	(2)
						$(146)

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	8	Jun-25		$1,600	$1,658	$3
U.S. Treasury 5 yr. Note (United States)	14	Jun-25		1,400	1,514	(— @)
U.S. Treasury 10 yr. Ultra Note (United States)	132	Jun-25		13,200	15,065	61
U.S. Treasury Long Bond (United States)	49	Jun-25		4,900	5,747	(7)
U.S. Treasury Ultra Long Bond (United States)	149	Jun-25		14,900	18,215	(160)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	3	Jun-25	EUR	(300)	(387)	25
German Euro-Bobl Index (Germany)	47	Jun-25		(4,700)	(5,986)	18
German Euro-Bund Index (Germany)	23	Jun-25		(2,300)	(3,204)	71
German Euro-Schatz Index (Germany)	35	Jun-25		(3,500)	(4,048)	2
U.S. Treasury 10 yr. Note (United States)	145	Jun-25		$(14,500)	(16,127)	(62)
						$(49)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2025:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (000)
Barclays Bank PLC Benin Government International Bonds	NR	Sell	1.00%	Quarterly	6/20/27	$100	$(3)	$(6)	$3
Barclays Bank PLC Benin Government International Bonds	NR	Sell	1.00	Quarterly	6/20/27	100	(3)	(6)	$3
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00	Quarterly	12/20/28	303	(43)	(68)	$25
Barclays Bank PLC Pan American Energy LLC	NR	Sell	1.00	Quarterly	12/20/25	340	1	(5)	$6
							$(48)	$(85)	$37

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
EUR	—	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	62.0%
Corporate Bonds	28.0
Senior Loan Interests	7.1
Other*	2.9
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $71,951,000 and net unrealized depreciation of approximately $49,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $146,000. Also does not include open swap agreements with net unrealized appreciation of approximately $37,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser and/or the Sub-Adviser determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$43,354	$—	$43,354
Senior Loan Interests	—	11,044	—	11,044
Sovereign	—	95,974	—	95,974
Total Fixed Income Securities	—	150,372	—	150,372
Warrants	—	3,225	—	3,225
Short-Term Investments
U.S. Treasury Security	—	324	—	324
Investment Company	894	—	—	894
Total Short-Term Investments	894	324	—	1,218
Foreign Currency Forward Exchange Contracts	—	36	—	36
Futures Contracts	180	—	—	180
Credit Default Swap Agreements	—	37	—	37
Total Assets	1,074	153,994	—	155,068
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(182)	—	(182)
Futures Contracts	(229)	—	—	(229)
Total Liabilities	(229)	(182)	—	(411)
Total	$845	$153,812	$—	$154,657

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.